Related Party Transactions (Details Narrative) - Community Specialty Pharmacy, LLC [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Advances from - related party			$ 21,838
Contributed capital			14,111
Accrued interest		327	$ 286
Ownership percentage			100.00%
Lease monthly payment			$ 2,000
Lease term			5 years
Rent expenses	$ 18,000	0	$ 15,300
Repairs and maintenance		$ 18,048
June 1, 2022 [Member]
Lease monthly payment			2,000
Security deposit
Mr. Nik Panchal [Member]
Advances from - related party				$ 35,663
Interest rate				1.00%